9. Commitments and Contingencies (Details) - CAD	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016	CAD 19,298	CAD 25,732
2017	25,732	25,732
2018	26,064	26,064
2019	CAD 17,376	CAD 17,376